ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses And Other Current Liabilities
	December 31,
	2021	2022

Government authorities	$3,839	$5,682
Accrued expenses	8,771	12,236
Unrecognized tax benefits	3,870	2,805
Lease liabilities, current	6,974	7,857
Hedging transaction liabilities	122	5,004

	$23,576	$33,584